COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

On December 9, 2025, the Company was served with a complaint (the “Complaint”) filed in the Superior Court of the State Delaware by Helena Partners, Inc. (“Helena”). In the Complaint, Helena alleges breach of an engagement agreement dated August 3, 2025 (the “Engagement Agreement”) between the Company and Helena and argues that the Company owes Helena a $15,000 deal deposit fee for entering into the Engagement Agreement and a $250,000 break fee for not completing an equity financing with Helena. On January 15, 2026, the Company filed an answer to the Complaint with the Superior Court of the State of Delaware and intends to vigorously defend the action. Other than as described above, there is no other action, suit, or proceeding by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against or affecting our Company, our Common Stock, our subsidiary or of our companies or our subsidiary’s officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure on the March 31, 2026 and June 30, 2025 consolidated balance sheets. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “UK University”), whereby the Company and the UK University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the UK University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property, while agreeing to pay royalties of 2% of net revenues to the UK University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. Additionally, in exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On October 1, 2020, the Company entered into another two-year collaboration agreement with the University to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD), which were paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University agreed to hire and train a doctoral student for this project and the Company agreed to pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On July 27, 2022, the Company entered into a two-year research agreement with the University to provide certain research and experiment services to the Company. One of the Company’s Scientific Advisory Board is the lead joint researcher of the University. In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 1% of net revenues each to two members of the Scientific Advisory Board. In consideration of such services, the Company agreed to pay the University approximately 53,200 Euros ($53,806 USD) payable as follows:

- 18,200 Euros ($18,407 USD) upon execution (paid in August 2022),

- 8,000 Euros ($8,091 USD) in September 2022 (paid in September 2025),

- 7,000 Euros ($7,080 USD) in December 2022 (paid in September 2025),

- 10,000 Euros ($10,114 USD) in March 2023 (paid in October 2025), and

- 10,000 Euros ($10,114 USD) in July 2023 (paid in October 2025).

The commencement date for the experiments was on September 1, 2022, and the length of time for completion was 24 months. A doctoral thesis was completed in December 2024.

In March 2026, the Company entered into another two-year collaboration agreement with the University of Jaén and the University of Granada (the “Universities”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the Universities approximately 100,000 Euros ($115,900 USD) in year one and 102,800 Euros ($119,145 USD) in year two. In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 5% of net revenues to each University.

In consideration of such services, the Company agreed to pay the Universities 202,800 Euros ($115,900 USD) payable as follows:

- 34,000 Euros ($18,407 USD) 3rd Month from date of execution in June 2026,

- 41,800 Euros ($8,091 USD) in July 2026,

- 30,000 Euros ($7,080 USD) in September 2026,

- 40,000 Euros ($10,114 USD) in January 2027,

- 30,000 Euros ($10,114 USD) in May 2027, and

- 27,000 Euros ($10,114 USD) in September 2027.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

As of March 31, 2026 and June 30, 2025, the Company has $0 and $51,468, respectively, balance due to the University for unreimbursed lab fees, which are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets. As of March 31, 2026 and June 30, 2025, there are no royalty fees owed to the University.

Consulting Agreements

On August 14, 2025, the Company entered into an underwriting agreement with D. Boral Capital, LLC, as representative (the “Representative”) of the underwriters (the “Underwriters”) in connection with a public offering of the Company’s common stock, par value $0.001 (the “Common Stock”). The Underwriting Agreement provides for the offer and sale of 40,000 shares of Common Stock at a price to the public of $100.00 per share (the “Offering”). In connection therewith, the Company agreed to issue to the Representative, warrants to purchase 1,200 of shares of common stock at a price equal $100.00 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time and from time to time, in whole or in part, from February 15, 2026 through August 15, 2030 and contain provisions for cashless exercise. The Company also granted the Underwriters an overallotment option for a period of 45 days to purchase up to an additional 6,000 shares of common stock. The Offering was made pursuant to a Registration Statement on Form S-1 and a related prospectus filed with the Securities and Exchange Commission (“SEC”), which was declared effective by the SEC on August 13, 2025. The Underwriting Agreement includes customary representations, warranties and covenants by the Company. It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended or contribute to payments the Underwriter may be required to make because of any of those liabilities. The Company paid underwriting commissions and offering expenses of $535,000 in August 2025 upon closing of the Offering (see Note 8). On January 23, 2026, the Company entered into a settlement agreement and release pursuant to which the Company agreed that, during the 360-day period following the public offering (the “Lock-up Period”), it would not, without the prior consent of the Representative, offer or sell any securities or file any registration statement with the Commission relating to the offering of any shares (as defined in the Lock-up Agreement executed with the Representative). Under the terms of the settlement agreement, the Company agreed to pay the Representative an initial settlement amount of $50,000, as well as 4% of the gross proceeds received from any additional closings. During the nine months ended March 31, 2026, the Company paid $90,000 and has been recorded in settlement expenses.

On September 25, 2025, the Company and a consultant agreed to enter into a one-year Advisory Agreement (the “Advisory Agreement”) to provide capital market advisory and strategic business analysis related services for a monthly fee of $2,500 and shall issue shares of the Company’s common stock worth $2,500 per month. In October 2025, the Company issued an aggregate of 173 share of common stock for services rendered and to be rendered from September 25, 2025 to December 25, 2025 in connection with the Advisory agreement. In January 2026, the Company issued an aggregate of 592 shares of common stock for services rendered and to be rendered from December 26, 2025 to March 26, 2026 in connection with the Advisory agreement (see Note - 8).

Operating Leases

On May 4, 2022, the Company entered in a three-year lease agreement with North Horizon Pty Ltd., a related party, for a monthly rent of $3,000 AUD or $2,176 USD (depending on exchange rate) per month plus taxes. On May 4, 2022, the Company recorded right-of-use assets $66,201 and total lease liabilities of $66,201 based on an incremental borrowing rate of 8%.

On May 4, 2025, the Company entered in a one-year lease agreement with North Horizon Pty Ltd., a related party, for a monthly rent of $3,300 AUD or $2,127 USD (depending on exchange rate) per month plus taxes with an option to renew the lease for an additional two-year term. On May 4, 2025, the Company recorded right-of-use assets of $62,126 and total lease liabilities of $62,126 based on an incremental borrowing rate of 12%.

ROU is summarized below:

	March 31, 2026 (Unaudited)	June 30, 2025
Office lease	$128,327	$128,327
Less: accumulated amortization	(81,743)	(68,914)
Right-of-use asset, net	$46,584	$59,413

Operating Lease liabilities are summarized below:

	March 31, 2026 (Unaudited)	June 30, 2025
Office lease	$128,327	$128,327
Reduction of lease liability	(74,736)	(68,914)
Less: office lease, current portion	(23,324)	(17,664)
Long term portion of lease liability	$30,267	$41,749

Remaining future minimum lease payments under non-cancelable operating lease at March 31, 2026 are as follows:

Fiscal Year 2026- remainder	$7,041
Fiscal Year 2027	28,858
Fiscal Year 2028	25,042
Imputed interest	(7,350)
Total operating lease liability	$53,591

The weighted average remaining lease term for the operating lease is 2.02 years as of March 31, 2026.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be subject to litigation and claims arising in the ordinary course of business. The Company is not currently a party to any material legal proceedings and the Company is not aware of any pending or threatened legal proceeding against the Company that we believe could have a material adverse effect on our business, operating results, cash flows or financial condition.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure on the June 30, 2025 and 2024 consolidated balance sheets. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “UK University”), whereby the Company and the UK University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the UK University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property, while agreeing to pay royalties of 2% of net revenues to the UK University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. Additionally, in exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On October 1, 2020, the Company entered into another two-year collaboration agreement with the University to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD), which were paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University agreed to hire and train a doctoral student for this project and the Company agreed to pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On July 27, 2022, the Company entered into a two-year research agreement with the University to provide certain research and experiment services to the Company. One of the Company’s Scientific Advisory Board is the lead joint researcher of the University. In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 1% of net revenues each to two members of the Scientific Advisory Board. In consideration of such services, the Company agreed to pay the University approximately 53,200 Euros ($53,806 USD) payable as follows:

- 18,200 Euros ($18,407 USD) upon execution (paid in August 2022),

- 8,000 Euros ($8,091 USD) in September 2022 (unpaid),

- 7,000 Euros ($7,080 USD) in December 2022 (unpaid),

- 10,000 Euros ($10,114 USD) in March 2023 (unpaid), and

- 10,000 Euros ($10,114 USD) in July 2023 (unpaid).

The commencement date for the experiments was on September 1, 2022, and the estimated length of time for completion is 24 months.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

As of June 30, 2025 and 2024, the Company has $51,468 and $47,531, respectively, balance due to the University for unreimbursed lab fees, which are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets. As of June 30, 2025 and 2024, there are no royalty fees owed to the University.

Consulting Agreements

On May 4, 2024, the Company entered into an Engagement Agreement (the “Agreement”) with EF Hutton LLC (the “Consultant”) which will act as an exclusive lead underwriter, financial advisor, placement agent and investment banker of the Company, whereby the Consultant will assist the Company to a public offering and uplisting of the Company’s equity, debt or equity derivative instruments. The engagement period shall end on the earlier of i) 12 months from the date of this agreement or ii) the final closing if any of the offering. The Consultant will prepare an Underwriting Agreement (the “Underwriting Agreement”) covering the sale of up to $15 million of equity, equity derivatives, and equity linked instruments of the Company. The Company shall pay compensation for:

(a) Financing Fees:

(i) For private equity and equity-linked placements, pay the Consultant a cash fee of eight percent (8.0%) of the amount of capital raised, invested or committed, payable in cash at the closing or closings of the financing to which it relates; and

(ii) For debt placements, pay the Consultant a cash fee of six percent (6.0%) of the amount of capital raised, invested or committed, payable in cash at the closing or closings of the financing to which it relates.

(iii) As additional compensation for EF Hutton’s services, the Company shall issue to the Consultant or its designees at the closing warrants (the “Warrants”) to purchase that number of shares of common stock equal to three percent (3.0%) of the aggregate proceeds sold in an offering. The Warrants will be exercisable at any time in whole or in part, during the five years (5) years from the effective date of the Offering at a price per share equal to the Offering price. The Warrants will provide for piggyback registration rights, Black Scholes change in control provisions and customary anti-dilution provisions and adjustments in the number and price of such warrants and the shares underlying such warrants resulting from corporate events which would include dividends, reorganizations, mergers, etc. and future issuance of Common Stock or Common Stock equivalents at prices or with exercise and/or conversion prices below the offering price as permitted under FINRA Rule 5110(f)(2)(G).

Additionally, the Consultant shall be entitled to a cash fee equal to eight percent (8.0%) of the gross proceeds received by the Company from the sale of any equity, debt and/or equity derivative instruments to any investor introduced by the Consultant to the Company during the engagement period, in connection with any public or private financing or capital raise.

(b) Merger, acquisition or sale of stock or assets (the “M&A Transaction”) Fees: The M&A Transaction fees shall be payable to the Consultant in cash at the closing or closings of the M&A Transaction to which it relates and shall be equal to five percent (5.0%) of M&A Transaction consideration.

The Company will be responsible for and will pay all expenses relating to the offering as defined in the Agreement. Additionally, the Company will provide an expense advance (the “Advance”) to the Consultant of $50,000, of which $25,000 was payable upon the execution of the Agreement and $25,000 of which is payable upon the initial filing of a registration statement. The Company paid $25,000 in May 2024 which was recorded as deferred offering cost as of June 30, 2025 and 2024 for both periods. During the year ended June 30, 2025 and 2024, EF Hutton did not close any offering and the Company engaged another underwriter for an Offering that closed in August 2025.

On August 14, 2025, the Company entered into an underwriting agreement with D. Boral Capital, LLC, as representative (the “Representative”) of the underwriters (the “Underwriters”) in connection with a public offering of the Company’s common stock, par value $0.001 (the “Common Stock”). The Underwriting Agreement provides for the offer and sale of 40,000 shares of Common Stock at a price to the public of $100.00 per share (the “Offering”). In connection therewith, the Company agreed to issue to the Representative, warrants to purchase 1,200 of shares of common stock at a price equal $100.00 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time and from time to time, in whole or in part, from February 15, 2026 through August 15, 2030 and contain provisions for cashless exercise. The Company also granted the Underwriters an overallotment option for a period of 45 days to purchase up to an additional 60,000 shares of common stock. The Offering was made pursuant to a Registration Statement on Form S-1 and a related prospectus filed with the Securities and Exchange Commission (“SEC”), which was declared effective by the SEC on August 13, 2025. The Underwriting Agreement includes customary representations, warranties and covenants by the Company. It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended or contribute to payments the Underwriter may be required to make because of any of those liabilities.

The Company accrued $115,000 for services rendered by the Underwriters as of June 30, 2025 which was recorded as deferred offering cost. No payment was made during the year ended June 30, 2025. The Company paid the underwriting expenses in August 2025 upon closing of the Offering (see Note 13).

Operating Leases – Related Party

On May 4, 2022, the Company entered in a three-year lease agreement with North Horizon Pty Ltd., a related party, for a monthly rent of $3,000 AUD or $2,176 USD (depending on exchange rate) per month plus taxes. On May 4, 2022, the Company recorded right-of-use assets $66,201 and total lease liabilities of $66,201 based on an incremental borrowing rate of 8%.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

On May 4, 2025, the Company entered in a one-year lease agreement with North Horizon Pty Ltd., a related party, for a monthly rent of $3,300 AUD or $2,127 USD (depending on exchange rate) per month plus taxes with an option to renew the lease for an additional two-year term. On May 4, 2025, the Company recorded right-of-use assets of $62,126 and total lease liabilities of $62,126 based on an incremental borrowing rate of 12%.

ROU is summarized below:

	June 30, 2025	June 30, 2024
Office lease	$128,327	$66,201
Less: accumulated amortization	(68,914)	(48,402)
Right-of-use asset, net	$59,413	$17,799

Operating Lease liabilities are summarized below:

	June 30, 2025	June 30, 2024
Office lease	$128,327	$66,201
Reduction of lease liability	(68,914)	(46,839)
Less: office lease, current portion	(17,664)	(19,362)
Long term portion of lease liability	$41,749	$-

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2025 are as follows:

Fiscal Year 2026	$23,853
Fiscal Year 2027	25,045
Fiscal Year 2028	21,734
Imputed interest	(11,219)
Total operating lease liability	$59,413

The weighted average remaining lease term for the operating lease is 2.77 years as of June 30, 2025.